CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net (loss) income for the year	$ (5,104)	$ (5,293)	$ 11,594	$ 11,594
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	11,372	13,564	7,586
Depreciation of property, plant and equipment	65,711	63,955	57,815
Amortization of intangible assets	10,637	11,257	11,138
Amortization of rights of use assets	5,870	4,736	204
(Earnings) losses from associates	(496)	255	(494)
Disposals of fixed assets and consumption of materials	660	566	1,213
Financial results and others	25,688	26,029	35,097
Income tax (benefit) expense	8,251	19,290	(5,943)
Income tax paid	(1,899)	(2,374)	(12,430)
Net (increase) decrease in assets	(8,157)	5,228	(10,465)
Net decrease in liabilities	(11,208)	(25,671)	(24,932)
Total cash flows provided by operating activities	101,325	111,542	70,383
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment acquisitions	(52,288)	(66,940)	(64,635)
Intangible asset acquisitions	(2,072)	(2,216)	(6,087)
Acquisition in shareholdings		(83)	(511)
Proceeds from dividends	80	252	117
Cash incorporated by the merger			8,754
Proceeds from the sale of property, plant and equipment and intangible assets	53	139	12
Investments not considered as cash and cash equivalents	(28,914)	7,872	15,073
Total cash flows used in investing activities	(83,141)	(60,976)	(47,277)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from financial debt	56,028	79,652	58,158
Payment of financial debt	(65,393)	(49,695)	(9,449)
Payment of interests and related expenses	(20,851)	(10,746)	(7,798)
Payments of leases liabilities	(5,231)	(4,936)
Payment of dividends	(367)	(48,368)	(71,255)
Total cash flows used in financing activities	(35,814)	(34,093)	(30,344)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(17,630)	16,473	(7,238)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	34,827	14,432	13,649
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	1,330	3,922	8,021
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 18,527	$ 34,827	$ 14,432	$ 14,432